Allowance for Loan Losses - Loans Modified Accounts for TDR (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Modifications [Line Items]
Modified Loans	$ 816	$ 1,169	$ 1,604
Charge-Offs	346	382	459
Payment-Default	$ 181	$ 265	$ 403